28. Financial income (expenses), net	12 Months Ended
Dec. 31, 2018
Financial Income Expenses Net
Financial income (expenses), net
	2018	2017	2016
Finance expenses:
Cost of debt	(390)	(498)	(705)
Cost of discounting receivables	(155)	(144)	(163)
Monetary restatement loss	(78)	(131)	(174)
Other finance expenses	(82)	(138)	(92)
Total financial expenses	(705)	(911)	(1,134)

Financial income:
Income from short term instruments	26	38	84
Monetary restatement gain	194	137	137
Other financial income	11	6	10
Total financial income	231	181	231

Total	(474)	(730)	(903)

The gains or losses on derivative financial instruments are recorded as cost of debt and disclosed in Note 18.